3. Acquisition (Table)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets acquired and liabilities assumed

The following tables summarize the consideration paid for Eurocan and the recognized amounts of identifiable assets acquired and liabilities assumed on the date of the Acquisition:

Consideration
Shares issued (8,000,000) to effect reverse acquisition	$3,200,000
Fair value of total consideration transferred	$3,200,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$364
Receivables	155,060
Accounts payable	(37,411)
Accrued liabilities	(11,302)
Deferred revenue	(2,860)
Convertible note payable	(150,000)
Total identifiable net liabilities	(46,149)
Goodwill	3,246,149
Total recognized amounts of identifiable assets acquired and liabilities assumed	$3,200,000